UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21152

        Nuveen Georgia Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG)
	August 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.0% (2.0% of Total Investments)
$ 2,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$1,934,340
	Series 2002, 5.500%, 5/15/39

	Education and Civic Organizations – 17.1% (11.4% of Total Investments)
	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus
	Housing LLC Project, Series 2002:
3,500	5.000%, 12/01/27 – AMBAC Insured	12/12 at 100.00	Aaa	3,552,150
2,500	5.000%, 12/01/33 – AMBAC Insured	12/12 at 100.00	Aaa	2,531,450
1,225	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities	12/12 at 100.00	AAA	1,278,937
	Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002, 5.000%, 12/15/18 –
	AMBAC Insured
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech – Klaus Parking and	11/13 at 100.00	AAA	2,057,540
	Family Housing, Series 2003, 5.000%, 11/01/23 – MBIA Insured
1,050	Fulton County Development Authority, Georgia, Revenue Bonds, TUFF Morehouse Project, Series	2/12 at 100.00	AAA	1,059,471
	2002A, 5.000%, 2/01/34 – AMBAC Insured
500	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside	3/17 at 100.00	N/R	460,170
	Military Academy Project, Series 2007, 5.125%, 3/01/37

10,775	Total Education and Civic Organizations			10,939,718

	Health Care – 26.1% (17.4% of Total Investments)
150	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	12/07 at 102.00	BB+	147,962
	Series 1997, 5.250%, 12/01/12
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,
	Series 1998:
40	5.250%, 12/01/22	12/08 at 102.00	BB+	38,218
315	5.375%, 12/01/28	12/08 at 102.00	BB+	298,003
1,000	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health	1/14 at 100.00	BBB+	996,460
	University Medical Center Inc., Series 2004A, 5.375%, 1/01/26
95	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds,	7/11 at 101.00	BBB+	98,459
	Memorial Health University Medical Center Inc., Series 2001A, 6.125%, 1/01/24
	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical
	Center, Series 2004:
165	5.000%, 12/01/19	12/14 at 100.00	BBB+	162,980
1,000	5.250%, 12/01/22	12/14 at 100.00	BBB+	995,250
	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical
	Center Project, Series 2002:
1,480	5.000%, 7/01/22 – MBIA Insured	7/12 at 101.00	Aaa	1,513,848
1,000	5.200%, 7/01/32 – MBIA Insured	7/12 at 101.00	Aaa	1,022,710
1,100	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series	10/17 at 100.00	A2	1,105,511
	2007, 5.250%, 10/01/35
	Newnan Hospital Authority, Georgia, Revenue Anticipation Certificates, Newnan Hospital Inc.,
	Series 2002:
2,260	5.500%, 1/01/19 – MBIA Insured	1/13 at 100.00	Aaa	2,373,045
3,020	5.500%, 1/01/20 – MBIA Insured	1/13 at 100.00	Aaa	3,169,611
2,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System,	1/14 at 100.00	AA	2,003,060
	Series 2003, 5.250%, 7/01/23 – RAAI Insured
1,945	Tift County Hospital Authority, Georgia, Revenue Anticipation Bonds, Tift Regional Medical	12/12 at 101.00	Aaa	2,026,262
	Center, Series 2002, 5.250%, 12/01/19 – AMBAC Insured
750	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A+	732,345
	Medical Center, Series 2007, 5.000%, 10/01/33

16,320	Total Health Care			16,683,724

	Housing/Multifamily – 4.6% (3.1% of Total Investments)
	Savannah Economic Development Authority, Georgia, GNMA Collateralized Multifamily Housing
	Revenue Bonds, Snap I-II-III Apartments, Series 2002A:
500	5.150%, 11/20/22 (Alternative Minimum Tax)	11/12 at 102.00	AAA	503,405
980	5.200%, 11/20/27 (Alternative Minimum Tax)	11/12 at 102.00	AAA	981,970
1,465	5.250%, 11/20/32 (Alternative Minimum Tax)	11/12 at 102.00	AAA	1,467,930

2,945	Total Housing/Multifamily			2,953,305

	Housing/Single Family – 4.0% (2.6% of Total Investments)
1,700	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002C-2, 5.100%,	12/12 at 100.00	AAA	1,706,460
	12/01/22 (Alternative Minimum Tax)
170	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.550%,	12/15 at 100.00	AAA	154,748
	12/01/31 (Alternative Minimum Tax)
660	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, Series	6/11 at 100.00	AAA	665,531
	2001B-2, 5.400%, 12/01/31 (Alternative Minimum Tax)

2,530	Total Housing/Single Family			2,526,739

	Industrials – 3.0% (2.0% of Total Investments)
2,190	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste	4/16 at 101.00	BBB	1,945,793
	Management Project, Series 2004A, 5.000%, 4/01/33 (Alternative Minimum Tax)

	Long-Term Care – 1.8% (1.3% of Total Investments)
1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	857,250
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42
250	Medical Center Hospital Authority, Georgia, Revenue Bonds, Spring Harbor at Green Island,	No Opt. Call	N/R	247,923
	Series 2007, 5.000%, 7/01/11

1,250	Total Long-Term Care			1,105,173

	Materials – 2.7% (1.8% of Total Investments)
1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	2/11 at 101.00	BBB	1,036,530
	International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)
250	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding	2/12 at 101.00	BBB	257,245
	Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)
370	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp	No Opt. Call	Baa3	397,265
	Corporation, Series 1995, 6.150%, 3/01/17

1,620	Total Materials			1,691,040

	Tax Obligation/General – 17.2% (11.5% of Total Investments)
900	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – FSA Insured	1/17 at 100.00	AAA	930,807
1,000	Forsyth County, Georgia, General Obligation Bonds, Series 2004, 5.250%, 3/01/19	3/14 at 101.00	AA	1,066,350
1,700	Georgia State, General Obligation Bonds, Series 2007, 5.000%, 8/01/24	8/17 at 100.00	AAA	1,787,482
750	Georgia, General Obligation Bonds, Series 1998D, 5.250%, 10/01/15	No Opt. Call	AAA	822,323
1,000	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	1,077,430
	Oconee County, Georgia, General Obligation Bonds, Recreation Project, Series 2003:
1,410	5.500%, 1/01/23 – AMBAC Insured	1/13 at 101.00	Aaa	1,515,962
1,470	5.250%, 1/01/26 – AMBAC Insured	1/13 at 101.00	Aaa	1,531,475
1,200	Paulding County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%, 2/01/33	2/17 at 100.00	AA+	1,233,072
1,000	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 –	3/16 at 100.00	Aaa	1,024,700
	XLCA Insured

10,430	Total Tax Obligation/General			10,989,601

	Tax Obligation/Limited – 20.7% (13.8% of Total Investments)
120	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 5.000%,	12/17 at 100.00	AAA	123,434
	12/01/23 – AGC Insured
750	Georgia Municipal Association Inc., Certificates of Participation, Atlanta Court Project,	6/12 at 101.00	AAA	776,535
	Series 2002, 5.125%, 12/01/21 – AMBAC Insured
855	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Series 2007,	No Opt. Call	AAA	936,037
	5.250%, 7/01/32 – FGIC Insured
2,500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	2,864,075
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005B,	7/15 at 100.00	BBB–	491,550
	5.000%, 7/01/41
2,500	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – FSA Insured	8/12 at 100.00	AAA	2,550,075
5,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	No Opt. Call	AAA	5,482,897
	Bonds, Series 2002F, 5.250%, 7/01/21 – CIFG Insured

12,225	Total Tax Obligation/Limited			13,224,603

	Transportation – 5.9% (4.0% of Total Investments)
3,650	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.500%, 1/01/21 –	1/10 at 101.00	AAA	3,796,402
	FGIC Insured

	U.S. Guaranteed – 13.7% (9.1% of Total Investments) (4)
1,000	Cherokee County School System, Georgia, General Obligation Bonds, Series 2003, 5.000%, 8/01/16	8/13 at 100.00	AAA	1,064,380
	(Pre-refunded 8/01/13) – MBIA Insured
	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2000:
1,000	5.125%, 10/01/31 (Pre-refunded 10/01/10)	10/10 at 101.00	AAA	1,051,410
2,500	5.375%, 10/01/35 (Pre-refunded 10/01/10)	10/10 at 101.00	AAA	2,646,600
1,300	Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20	10/10 at 101.00	A– (4)	1,389,141
	(Pre-refunded 10/01/10)
1,305	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	A– (4)	1,381,395
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)
1,100	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/11 at 102.00	Baa2 (4)	1,202,542
	2001, 5.750%, 10/01/31 (Pre-refunded 10/01/11)

8,205	Total U.S. Guaranteed			8,735,468

	Utilities – 4.8% (3.2% of Total Investments)
1,000	Elberton, Georgia, Combined Utility System Revenue Refunding and Improvement Bonds, Series	1/12 at 100.00	Aaa	1,022,590
	2001, 5.000%, 1/01/22 – AMBAC Insured
1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A,	1/17 at 100.00	AAA	1,032,700
	5.000%, 1/01/25 – MBIA Insured
1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series	1/13 at 100.00	AAA	1,026,270
	2003A, 5.000%, 1/01/22 – MBIA Insured

3,000	Total Utilities			3,081,560

	Water and Sewer – 25.2% (16.8% of Total Investments)
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004:
500	5.250%, 11/01/15 – FSA Insured	11/14 at 100.00	AAA	538,840
1,700	5.000%, 11/01/37 – FSA Insured	11/14 at 100.00	AAA	1,724,939
	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002:
1,000	5.250%, 10/01/22 – FSA Insured	10/12 at 100.00	AAA	1,049,910
3,500	5.000%, 10/01/27 – FSA Insured	10/12 at 100.00	AAA	3,561,110
1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue	12/15 at 100.00	AAA	1,025,410
	Bonds, Series 2005, 5.000%, 6/01/29 – MBIA Insured
4,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2002,	4/13 at 100.00	AA	4,046,440
	5.000%, 4/01/32
950	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 1998, 5.000%, 1/01/16 –	7/08 at 101.00	AAA	968,582
	FGIC Insured
3,100	Harris County, Georgia, Water System Revenue Bonds, Series 2002, 5.000%, 12/01/22 –	12/12 at 100.00	Aaa	3,183,204
	AMBAC Insured

15,750	Total Water and Sewer			16,098,435

$ 92,890	Total Investments (cost $95,483,561) – 149.8%			95,705,901

	Other Assets Less Liabilities – 1.8%			1,186,173

	Preferred Shares, at Liquidation Value – (51.6)%			(33,000,000)

	Net Assets Applicable to Common Shares – 100%			$63,892,074

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2007, the cost of investments was $95,655,362.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$1,164,420
Depreciation	(1,113,881)

Net unrealized appreciation (depreciation) of investments	$ 50,539

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Georgia Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 30, 2007

* Print the name and title of each signing officer under his or her signature.